19) Financial assets and liabilities at fair value through profit or loss (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Liabilities At Fair Value Through Profit Or Loss [Abstract]
Derivative financial instruments	R$ 18,697,682	R$ 14,244,083
Total	R$ 18,697,682	R$ 14,244,083